UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2008

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000
Tax-Exempt Municipal Bonds (99.5%)
Florida (94.4%)
	Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/11	(1)	3,095	3,349
	Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/16	(1)	8,695	9,832
	Boynton Beach FL Util. System Rev.	5.375%	11/1/13	(3)	2,400	2,587
	Boynton Beach FL Util. System Rev.	5.375%	11/1/15	(3)	2,665	2,886
	Boynton Beach FL Util. System Rev.	5.500%	11/1/18	(3)	3,125	3,380
	Boynton Beach FL Util. System Rev.	5.500%	11/1/20	(3)	3,480	3,705
	Boynton Beach FL Util. System Rev.	6.250%	11/1/20	(3)(ETM)	415	489
	Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/14	(1)	2,000	2,005
	Brevard County FL Util. Rev.	5.250%	3/1/12	(3)	3,805	4,062
	Brevard County FL Util. Rev.	5.250%	3/1/14	(3)	2,045	2,170
	Broward County FL School Board COP	5.375%	7/1/11	(4)(Prere.)	6,325	6,845
	Broward County FL School Board COP	5.500%	7/1/11	(4)(Prere.)	4,635	5,076
	Broward County FL School Board COP	5.500%	7/1/11	(4)(Prere.)	5,205	5,700
	Broward County FL School Board COP	5.000%	7/1/13	(4)	2,360	2,527
	Broward County FL School Board COP	5.500%	7/1/18	(4)	14,575	15,608
	Broward County FL School Board COP	5.500%	7/1/19	(4)	15,710	16,742
[1]	Broward County FL School Board COP TOB VRDO	1.960%	9/8/08	(4)	5,433	5,433
	Cape Coral FL Water & Sewer Rev.	5.000%	10/1/27	(2)	7,470	7,484
	Citrus County FL Water & Wastewater System Rev.	5.000%	10/1/25	(4)	3,670	3,778
	Collier County FL School Board COP	6.250%	2/15/13	(4)	12,500	13,999
	Collier County FL School Board COP	5.000%	2/15/27	(4)	5,000	5,038
	Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/10	(1)	1,350	1,403
	Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,500	2,739
	Dunedin FL Util. System Rev.	6.750%	10/1/08	(3)	1,115	1,119
	Dunedin FL Util. System Rev.	6.750%	10/1/10	(3)	2,465	2,596
	Duval County FL School Board COP	5.000%	7/1/33	(4)	5,000	4,895
	Florida Board of Educ. Capital Outlay	5.500%	6/1/14		10,000	10,817
	Florida Board of Educ. Capital Outlay	5.375%	6/1/17	(3)	4,010	4,327
	Florida Board of Educ. Capital Outlay	5.000%	6/1/29		7,970	8,183
	Florida Board of Educ. Public Educ.	5.375%	1/1/13		5,005	5,430
	Florida Board of Educ. Public Educ.	5.000%	6/1/32		12,050	12,156
	Florida Board of Educ. Public Educ.	5.000%	6/1/32	(1)	3,135	3,137
	Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15		12,000	13,005
	Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/15	(2)	12,105	12,836
[2]	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22		6,165	6,320

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11	(3)	5,885	6,218
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13	(2)	6,095	6,572
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		5,000	5,019
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	1.850%	9/8/08	(12)	1,600	1,600
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		15,000	15,610
Florida Turnpike Auth. Rev.	5.000%	7/1/28	(2)	6,815	6,929
Florida Turnpike Auth. Rev.	5.000%	7/1/33		13,985	14,068
Florida Turnpike Auth. Rev.	4.500%	7/1/37		5,000	4,627
Hernando County FL Water & Sewer	5.000%	6/1/29	(1)	4,000	3,989
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/11	(Prere.)	10,000	11,118
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/31		4,000	3,775
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/35		10,000	9,298
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/11	(4)	4,610	4,992
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12	(4)	5,670	6,222
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/13	(4)	3,000	3,332
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/14	(4)	5,365	6,002
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/15	(4)	3,945	4,435
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/26		4,800	4,618
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34		10,870	10,057
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19	(1)	17,850	20,894
Hillsborough County FL IDA PUT	5.150%	9/1/13		2,000	2,052
Hillsborough County FL School Board COP (Master Lease Program) VRDO	2.550%	9/2/08	(1)LOC	6,200	6,200
Indian River County FL Water & Sewer Rev.	6.500%	9/1/08	(3)	1,310	1,310
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36		6,000	5,738
Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.900%	9/8/08		5,700	5,700
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	4.750%	10/1/33		1,920	1,836
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center)	5.000%	8/15/27		7,620	7,361
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center)	5.000%	8/15/37		5,000	4,599
Jacksonville FL Transp. Rev.	5.000%	10/1/28	(1)	3,130	3,178

Jacksonville FL Transp. Rev.	5.000%	10/1/29	(1)	5,065	5,120
Key West FL Util. Board Election Rev.	5.000%	10/1/31	(1)	5,375	5,317
Lake County FL School Board COP	5.000%	6/1/30	(2)	7,000	6,899
Lakeland FL Electric & Water Rev.	6.050%	10/1/09	(4)	4,000	4,177
Lakeland FL Electric & Water Rev.	6.550%	10/1/09	(4)	4,000	4,197
Lakeland FL Electric & Water Rev.	0.000%	10/1/11	(1)	8,420	7,608
Lakeland FL Electric & Water Rev.	0.000%	10/1/12	(1)	2,020	1,746
Lakeland FL Electric & Water Rev.	6.050%	10/1/14	(4)	2,000	2,296
Lakeland FL Energy Systems Rev.	5.000%	10/1/31	(10)	11,600	11,459
Lakeland FL Water & Wastewater Rev.	5.250%	10/1/32		10,000	10,131
Lee County FL Hosp. Board of Directors Hosp. Rev. (Memorial Health System) VRDO	3.000%	9/8/08		1,000	1,000
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/29		4,000	3,365
Lee County FL School Board COP	5.000%	8/1/27	(4)	5,000	5,032
Lee County FL School Board COP	5.000%	8/1/28	(4)	5,000	5,017
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(1)	5,090	5,111
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29		10,290	9,837
Miami Beach FL Water & Sewer Rev.	5.625%	9/1/17	(2)	2,550	2,710
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.250%	4/1/24	(2)	6,515	6,805
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/27	(1)	10,000	9,867
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/28	(1)	10,890	10,662
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/29	(1)	4,065	3,962
Miami-Dade County FL School Board COP	5.500%	5/1/11	(1)(Prere.)	2,460	2,682
Miami-Dade County FL School Board COP	5.500%	5/1/11	(1)(Prere.)	2,650	2,889
Miami-Dade County FL School Board COP	5.500%	5/1/11	(1)(Prere.)	3,840	4,186
Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	4,000	4,256
Miami-Dade County FL School Board COP	5.250%	5/1/31	(12)	10,165	10,342
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,635	5,543
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	20,000	19,675
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11	(1)	8,500	9,067
Miami-Dade County FL Transit Sales Surtax Rev.	5.000%	7/1/31	(10)	5,000	4,986
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(1)	17,000	17,086
Miramar FL Wastewater Improvement Assessment Rev.	5.000%	10/1/25	(1)	385	387

North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.750%	10/1/38		2,000	1,928
Ocala FL Water & Sewer Rev.	6.000%	10/1/10	(2)	1,545	1,599
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	5.625%	11/15/12	(Prere.)	3,180	3,554
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/12	(Prere.)	5,000	5,666
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/15	(Prere.)	1,435	1,578
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09	(1)(ETM)	4,935	5,164
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09	(1)	2,045	2,122
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10	(1)	2,175	2,317
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10	(1)(ETM)	5,260	5,692
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11	(1)	1,875	2,040
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11	(1)(ETM)	2,765	3,080
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13	(1)	1,890	2,123
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13	(1)(ETM)	3,160	3,661
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16	(1)(ETM)	95	111
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16	(1)	1,515	1,683
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16	(1)(ETM)	3,890	4,590
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/18	(1)	6,770	7,598
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/21	(1)	10,350	11,803
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39		9,000	8,347
Orange County FL Sales Tax Rev.	5.125%	1/1/32	(3)	5,000	5,049
Orange County FL School Board COP	6.000%	8/1/10	(2)(Prere.)	3,170	3,398
Orange County FL School Board COP	6.000%	8/1/10	(2)(Prere.)	3,500	3,752
Orange County FL School Board COP	6.000%	8/1/10	(2)(Prere.)	3,955	4,240
Orange County FL School Board COP	5.000%	8/1/32	(3)	12,070	11,773
Orange County FL Tourist Dev. Rev.	5.900%	10/1/10	(1)(ETM)	835	898
Orlando & Orange County FL Expressway Auth.	6.500%	7/1/10	(3)	2,000	2,147
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/14	(3)	3,000	3,696
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/15	(3)	8,360	10,501
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	10,010

Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14	(3)	16,300	19,514
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(3)	3,000	3,650
Palm Beach County FL Health Fac. Auth. Hosp. Rev.	5.625%	12/1/31		6,000	5,362
Palm Beach County FL School Board COP	6.000%	8/1/10	(3)(Prere.)	7,495	8,082
Palm Beach County FL School Board COP	5.250%	8/1/18	(4)	2,300	2,454
Palm Beach County FL School Board COP	5.000%	8/1/24	(1)	7,135	7,206
Palm Beach County FL School Board COP	5.000%	8/1/27	(3)	8,740	8,655
Palm Beach County FL School Board COP	5.000%	8/1/28	(4)	3,000	3,025
Palm Beach County FL School Board COP	5.000%	8/1/31	(4)	7,000	7,036
Palm Beach County FL Water & Sewer	5.000%	10/1/31		14,605	14,867
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36	(4)	10,000	10,037
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	2.420%	9/2/08	LOC	15,900	15,900
Polk County FL Public Fac. Rev.	5.000%	12/1/30	(1)	17,835	17,739
Polk County FL Util. System Rev.	5.250%	10/1/21	(3)	3,620	3,745
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(1)	10,000	9,530
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	3,500	3,492
Sarasota County FL Environmentally Sensitive GO	5.250%	10/1/24		6,550	6,820
Sarasota County FL Util. System Rev.	7.000%	10/1/09	(3)	6,260	6,415
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/17	(3)	2,400	2,604
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/19	(3)	3,595	3,860
Seminole County FL Water & Sewer Rev.	6.000%	10/1/09	(1)	1,800	1,827
Seminole County FL Water & Sewer Rev.	6.000%	10/1/12	(1)	5,000	5,381
Seminole County FL Water & Sewer Rev.	6.000%	10/1/19	(1)	2,350	2,655
Seminole County FL Water & Sewer Rev.	5.000%	10/1/36		5,000	5,049
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12	(1)(Prere.)	12,000	13,332
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/35	(1)	5,050	4,870
South Florida Water Management Dist.	5.000%	10/1/36	(2)	10,000	9,822
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/22		5,000	4,985
St. John's County FL IDA Health Care (Vicars Landing Project)	5.000%	2/15/17		1,625	1,608
St. John's County FL Ponte Verda Utility Systems Rev.	5.000%	10/1/30	(4)	3,650	3,689
St. Lucie County FL Util. System Rev.	6.500%	10/1/08	(3)(ETM)	2,535	2,546
St. Lucie County FL Util. System Rev.	5.500%	10/1/15	(3)(ETM)	5,000	5,539

[3]	St. Lucie County FL Util. System Rev.	6.000%	10/1/20	(3)(ETM)	5,515	6,462
	Sunrise FL Util. System Rev.	5.200%	10/1/22	(2)	17,805	18,513
	Tallahassee FL Energy System Rev.	5.250%	10/1/13	(4)	4,380	4,822
	Tallahassee FL Energy System Rev.	5.250%	10/1/14	(4)	3,980	4,407
	Tallahassee FL Energy System Rev.	5.250%	10/1/15	(4)	5,240	5,823
	Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/11	(3)(ETM)	2,810	2,968
	Tampa Bay FL Water Util. System Rev.	5.000%	10/1/34		5,000	5,056
	Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11	(1)	4,575	4,690
	UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/35	(3)	2,900	2,463
	Univ. of North Florida Foundation Incorporated Rev. VRDO	2.550%	9/2/08	LOC	1,500	1,500
	Volusia County FL School Board Sales Tax Rev.	5.000%	10/1/11	(4)	3,300	3,525
						1,014,069
Puerto Rico (5.1%)
	Puerto Rico GO	5.250%	7/1/19		775	779

Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/40		24,000	24,856
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/36	(2)	25,120	5,117
Puerto Rico Muni. Finance Agency	6.000%	8/1/09	(4)(Prere.)	6,000	6,290
Puerto Rico Muni. Finance Agency	5.250%	8/1/18	(4)	5,000	5,253
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12	(2)	12,000	12,188
					54,483
Total Tax-Exempt Municipal Bonds (Cost $1,057,774)					1,068,552
Total Investments (99.5%) (Cost $1,057,774)					1,068,552
Other Assets and Liabilities-Net (0.5%)					5,078
Net Assets (100%)					1,073,630

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the value of this security represented 0.5% of net assets.

2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2008.

3 Securities with a value of $1,640,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $1,062,946,000. Net unrealized appreciation of investment securities for tax purposes was $5,606,000, consisting of unrealized gains of $24,621,000 on securities that had risen in value since their purchase and $19,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation
30-Year U.S. Treasury Bond	(151)	17,714	68

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

	Investments in	Futures
	Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1- Quoted prices		68
Level 2- Other significant observable inputs	1,068,552
Level 3- Significant unobservable inputs
Total	1,068,552	68

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

VANGUARD FLORIDA TAX-FREE FUND

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS TREASURER

Date:	October 14, 2008

* By: Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.